Income from operations - Text Details (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income from operations - Text Details (Detail) [Line Items]
Lease expenses, net	[1],[2],[3]	€ 52	€ 225	€ 227
Lease-related fuel, electricity and taxes			32	38
Income from government grants		94	81	90
Income from subleasing right-of-use assets		307	273
Transaction price allocated to remaining performance obligations		€ 11,692
Percentage of remaining performance obligations within 1 year		49.00%
Employee benefits expense		€ 6,307	5,827	5,824
Share-based compensation expenses [Member]
Income from operations - Text Details (Detail) [Line Items]
Employee benefits expense		€ 105	€ 102	€ 122
Later than one year [member]
Income from operations - Text Details (Detail) [Line Items]
Explanation of when entity expects to recognise transaction price allocated to remaining performance obligations as revenue		1 year
Not later than one year [member]
Income from operations - Text Details (Detail) [Line Items]
Explanation of when entity expects to recognise transaction price allocated to remaining performance obligations as revenue		1 year

[1]	For 2019 Lease expense relating to short-term and low value leases amounts to EUR 52 million.
[2]	Impact of IFRS 16 adoption. Reference is made to Significant accounting policies and Property, plant and equipment
[3]	Lease expense includes other costs, such as fuel and electricity, and taxes to be paid and reimbursed to the lessor for 2018: EUR 32 million and for 2017: EUR 38 million; for 2019 please refer to footnote 3